ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 9 -	ACQUIRED INTANGIBLE ASSETS, NET

	June 30,
	2015			2016
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,155	(1,652)	1,503	$3,151	(2,308)	843
Order backlog	11,862	(11,672)	190	11,848	(11,835)	13

	$15,017	(13,324)	1,693	$14,999	(14,143)	856

The customer relationships and order backlog were related to Concord and Bond, which were acquired on July 1, 2011 and April 1, 2013, respectively. The amortization for the years ended June 30, 2014, 2015 and 2016 were $5,413, $4,454 and $814, respectively. The weighted-average remaining amortization periods for customer relationships, order backlog and total intangible assets are 1.3, 1.0 and 1.3 years as of June 30, 2016.

The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:

Year ending June 30,
2017	$575
2018	281
2019	-
2020	-
2021	-
$856